Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of accounts payable and accrued liabilities
	As of March 31,
(In thousands)	2021	2020

Accounts payable	$113	$343
Insurance premium note	1,651	–
Accrued interest	5	701
Other	169	224
Total accounts payable and accrued liabilities	$1,938	$1,268